Statement of Operations - (Un-Audited) (Un-Audited, USD $)	3 Months Ended		9 Months Ended		58 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	May 31, 2013
Professional Fees	$ 12,541	$ 99,590	$ 53,445	$ 162,467	$ 324,577
ProfessionalAndContractServicesExpense	96,395	16,028	155,090	100,824	949,767
Commitment Fees	0	0	445,000	0	445,000
Research and Development Expense	3,791	176,693	56,643	391,072	878,963
Other General Expense	57,940	56,206	194,848	200,426	1,659,660
Operating Expenses	170,667	348,517	905,026	854,789	4,257,967
Operating Income (Loss)	(170,667)	(348,517)	(905,026)	(854,789)	(4,257,967)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(170,667)	(348,517)	(905,026)	(854,789)	(4,257,967)
Net Income (Loss)	$ (170,667)	$ (348,517)	$ (905,026)	$ (854,789)	$ (4,257,967)
Earnings Per Share, Basic	$ 0.00	$ 0.00	$ (0.010)	$ (0.011)
Weighted Average Number of Shares Outstanding, Basic	92,321,929	73,889,709	91,603,425	78,609,854
Earnings Per Share, Diluted	$ 0.00	$ 0.00	$ (0.010)	$ (0.011)
Weighted Average Number of Shares Outstanding, Diluted	92,321,929	73,889,709	91,603,425	78,609,854